Balance Sheets - Non-financial Services and Financial Services Businesses (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash and cash equivalents	¥ 2,284,557	¥ 2,041,170	¥ 1,718,297	¥ 1,679,200
Marketable securities	2,782,099	2,046,877
Inventories	2,137,618	1,894,704
Prepaid expenses and other current assets	805,393	672,014
Total current assets	17,936,397	15,717,706
Noncurrent finance receivables, net	9,202,531	8,102,294
Investments and other assets	11,295,183	9,976,175
Property, plant and equipment	9,295,719	7,641,298	6,851,239
Total assets	47,729,830	41,437,473	35,483,317
Current liabilities
Short-term borrowings	5,048,188	4,830,820
Current portion of long-term debt	3,915,304	2,949,663
Accounts payable	2,410,588	2,213,218
Accrued expenses	2,668,666	2,313,160
Income taxes payable	348,786	594,829
Other current liabilities	1,126,951	933,569
Total current liabilities	16,431,496	14,680,685
Long-term liabilities
Long-term debt	10,014,395	8,546,910
Accrued pension and severance costs	880,293	767,618
Other long-term liabilities	457,848	411,427
Total long-term liabilities	13,651,005	11,537,801
Total liabilities	30,082,501	26,218,486
Total Toyota Motor Corporation shareholders' equity	16,788,131	14,469,148
Noncontrolling interests	859,198	749,839
Total shareholders' equity	17,647,329	15,218,987	12,772,856	11,066,478
Total liabilities and shareholders' equity	47,729,830	41,437,473
Segment Reconciling Items
Current assets
Total assets	(908,549)	(785,187)
Long-term liabilities
Total liabilities	(909,308)	(788,299)
Non Financial Services Businesses
Current assets
Cash and cash equivalents	1,680,994	1,411,860	1,107,409	1,104,636
Marketable securities	2,251,581	1,770,142
Trade accounts and notes receivable, less allowance for doubtful accounts	2,178,984	2,102,495
Inventories	2,137,021	1,894,536
Prepaid expenses and other current assets	1,898,558	1,689,497
Total current assets	10,147,138	8,868,530
Investments and other assets	10,765,747	9,524,349
Property, plant and equipment	5,346,553	4,886,194
Total assets	26,259,438	23,279,073
Current liabilities
Short-term borrowings	567,566	587,809
Current portion of long-term debt	116,496	131,215
Accounts payable	2,372,354	2,180,190
Accrued expenses	2,567,998	2,218,495
Income taxes payable	338,680	583,115
Other current liabilities	1,437,114	1,283,730
Total current liabilities	7,400,208	6,984,554
Long-term liabilities
Long-term debt	564,746	526,498
Accrued pension and severance costs	866,930	756,229
Other long-term liabilities	1,872,881	1,506,806
Total long-term liabilities	3,304,557	2,789,533
Total liabilities	10,704,765	9,774,087
Financial Services Business
Current assets
Cash and cash equivalents	603,563	629,310	¥ 610,888	¥ 574,564
Marketable securities	530,518	276,735
Finance receivables, net	6,269,862	5,628,934
Prepaid expenses and other current assets	1,007,249	903,022
Total current assets	8,411,192	7,438,001
Noncurrent finance receivables, net	9,202,531	8,102,294
Investments and other assets	816,052	648,188
Property, plant and equipment	3,949,166	2,755,104
Total assets	22,378,941	18,943,587
Current liabilities
Short-term borrowings	4,849,826	4,610,449
Current portion of long-term debt	3,830,413	2,834,445
Accounts payable	45,195	45,687
Accrued expenses	116,868	108,953
Income taxes payable	10,106	11,714
Other current liabilities	802,666	685,278
Total current liabilities	9,655,074	8,296,526
Long-term liabilities
Long-term debt	9,526,991	8,084,565
Accrued pension and severance costs	13,363	11,389
Other long-term liabilities	1,091,616	840,218
Total long-term liabilities	10,631,970	8,936,172
Total liabilities	¥ 20,287,044	¥ 17,232,698